UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07089
Dreyfus Pennsylvania Intermediate Municipal Bond Fund
(Exact name of registrant as specified in charter)
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)
Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166

(Name and address of agent for service) Registrant's telephone number, including area code: (212) 922-6000 Date of fiscal year end: 11/30 Date of reporting period: July 1, 2007-June 30, 2008

Item 1. Proxy Voting Record Dreyfus Pennsylvania Intermediate Municipal Bond Fund

The Registrant merged into Dreyfus Premier State Municipal Bond Fund – Pennsylvania Class Z on November 29, 2007. The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Pennsylvania Intermediate Municipal Bond Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 24, 2008